Accrued Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 146	$ 205
Sabine Pass LNG terminal and related pipeline costs	264	211
Other accrued liabilities	9	2
Total accrued liabilities	$ 419	$ 418